UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	Last day of February

Date of reporting period:	February 28, 2017

Item #1. Reports to Stockholders.

INDEX	DGHM All-Cap Value Fund; DGHM V2000
SmallCap Value Fund; DGHM MicroCap
Value Fund

* For the year ended February 28, 2017
** For the period June 1, 2016 (inception date) to February 28, 2017

Annual Report
DGHM FUNDS

DGHM All-Cap Value Fund

DGHM V2000 SmallCap Value Fund

DGHM MicroCap Value Fund*

Table of Contents February 28, 2017

DGHM All-Cap Value Fund As of February 28, 2017 (unaudited)
For the fiscal year ended February 28, 2017, DGHM All-Cap Value Fund’s Institutional Class shares returned 32.44%. These returns are based on performance after fees and expenses. The Fund’s benchmark index, the Russell 3000® Value Index, returned 30.02% during this time period.
Industries that had a positive impact on performance were Banks, Consumer Durables, and Insurance. Diversified Financial Services were led by Regions Financial (+108%). Consumer Durables was led by Thor Industries (+103%). Insurance was led by Prudential (+46%). We continue to hold all three stocks and believe that they all continue to have a positive outlook.
Sectors that had a negative impact on performance were Miscellaneous Financials and Basic Materials as well as cash (not a sector). The Miscellaneous Financials sector was negatively impacted by our being underweight the sector versus the benchmark and by strong performance from stocks that we did not own. Similarly to Miscellaneous Financials, the Basic Materials sector was negatively impacted by stocks that we did not own but were in the benchmark and generated strong returns; we were overweight in the sector versus the benchmark which helped offset some of the underperformance. Finally, our average cash position of approximately 2% was a drag to performance given the benchmark’s strong returns.
Thank you for your continued support.
Yours truly,
Jeffrey C. Baker, CFA
Chief Investment Officer
(212) 557-2595

DGHM ALL-CAP VALUE FUND Comparison of $10,000 Investment As of February 28, 2017 (unaudited)

		Investor Shares
		Average Annual Return
	Total Return		Since Inception
	One Year Ended	Five years ended	06/20/07 to
	2/28/17	2/28/17	02/28/17
DGHM All-Cap Value Fund:	31.94%	12.97%	6.98%
Russell 3000® Value Index:	30.02%	14.37%	5.66%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total comulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000® Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.
The above returns for the Investor Shares of the Fund assumes an initial investment of $10,000 at June 20, 2007 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.10%, excluding 12b-1 fees, for the period ending June 30, 2017. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM ALL-CAP VALUE FUND Comparison of $10,000 Investment As of February 28, 2017 (unaudited)

		Class C Shares
		Average Annual Return
	Total Return		Since Inception
	One Year Ended	Five years ended	06/20/07 to
	2/28/17	2/28/17	02/28/17
DGHM All-Cap Value Fund:	31.17%	12.18%	6.23%
Russell 3000® Value Index:	30.02%	14.37%	5.66%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000® Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.
The above returns for the Class C Shares of the Fund assumes an initial investment of $10,000 at June 20, 2007 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.10%, excluding 12b-1 fees, for the period ending June 30, 2017. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM ALL-CAP VALUE FUND Comparison of $10,000 Investment As of February 28, 2017 (unaudited)
		Institutional Shares
		Average Annual Return
	Total Return		Since Inception
	One Year Ended	Five years ended	07/19/10 to
	2/28/17	2/28/17	02/28/17
DGHM All-Cap Value Fund:	32.44%	13.38%	11.86%
Russell 3000® Value Index:	30.02%	14.37%	14.49%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000® Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.
The above returns for the Institutional Shares of the Fund assumes an initial investment of $100,000 at July 19, 2010 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.10%, for the period ending June 30, 2017. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM ALL-CAP VALUE FUND Portfolio Holdings by Sector As of February 28, 2017 (unaudited)

DGHM ALL-CAP VALUE FUND Schedule of Investments As of February 28, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	97.26%
	COMPUTER/SOFTWARE	6.58%
4,703	Check Point Software Technologies Ltd.*		$ 465,174
15,677	Cisco Systems, Inc.		535,840
			1,001,014
	DIVERSIFIED FINANCIAL SERVICES	21.71%
8,820	CIT Group Inc.		378,378
12,093	Invesco Limited		389,274
7,607	JPMorgan Chase & Co.		689,346
3,531	PNC Financial Service Group, Inc.		449,249
5,183	Prudential Financial, Inc.		572,929
23,733	Regions Financial Corp.		362,403
7,746	SunTrust Banks, Inc.		460,809
			3,302,388
	HEALTCHARE	10.39%
11,026	Abbott Laboratories		497,052
17,982	Brookdale Senior Living Inc.*		258,941
4,884	Parexel International Corp.*		315,946
14,893	Pfizer Inc.		508,149
			1,580,088
	INSURANCE	5.89%
8,137	MetLife, Inc.		426,704
3,175	Renaissance Holdings Ltd.		468,757
			895,461
	INTEGRATED UTILITIES	22.03%
5,679	AGCO Corp.		345,965
18,174	Cabot Oil & Gas Corp.		398,011
4,636	Edison International		369,675
11,965	National Oilwell Varco, Inc.		483,625
6,262	Owens Corning		366,264
62,982	Prescion Drilling Corp.*		322,468
23,764	QEP Resources, Inc.*		326,993
11,666	Suncor Energy, Inc.		365,496
8,540	Xcel Energy, Inc.		373,283
			3,351,780

DGHM ALL-CAP VALUE FUND Schedule of Investments As of February 28, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MEDIA	4.81%
4,258	Omnicom Group Inc.		$ 362,356
12,583	Twenty-First Century Fox, Inc.		369,311
			731,667
	MISCELLANEOUS MANUFACTURING	9.71%
5,794	Analog Devices, Inc.		474,702
4,527	Eastman Chemical Co.		363,292
4,646	General Mills, Inc.		280,479
4,811	Regal-Beloit Corp.		358,179
			1,476,652
	REAL ESTATE INVESTMENT TRUSTS	2.97%
7,576	Invitation Homes Inc.*		165,081
7,293	Liberty Property Trust		287,636
			452,717
	RETAIL	5.19%
6,587	Bed Bath & Beyond Inc.		266,115
4,275	Dick’s Sporting Goods, Inc.		209,260
7,303	United Natural Foods, Inc.*		314,394
			789,769
	TELECOMMUNICATIONS	2.90%
10,559	AT&T Inc.		441,261
	TRANSPORTATION	5.08%
3,423	Thor Industries, Inc.		379,337
3,645	Union Pacific Corp.		393,441
			772,778
	TOTAL COMMON STOCKS
	(Cost: $11,702,475)	97.26%	14,795,575

DGHM ALL-CAP VALUE FUND Schedule of Investments As of February 28, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	SHORT TERM INVESTMENTS	2.34%
356,501	Federated Treasury Obligations Fund 0.40%**
	(Cost: $ 356,501)		$ 356,501
	TOTAL INVESTMENTS	99.60%
	(Cost: $12,058,976)		15,152,076
	Other assets, net of liabilities	0.40%	61,102
	NET ASSETS	100.00%	$ 15,213,178

*	Non-income producing
**	Effective 7 day yield as of February 28, 2017
See Notes to Financial Statements

DGHM V2000 SmallCap Value Fund As of February 28, 2017 (unaudited)
The DGHM V2000 SmallCap Value Fund Institutional Class shares increased 31.97% for the fiscal year ended February 28, 2017, and the Investor Class shares increased 31.30%. The Fund’s benchmark, the Russell 2000® Value Index, increased 41.29% during the same time period.
Gross of fees, the fund underperformed the benchmark due to only five of sixteen sectors outperforming and to a small cash balance. The best performing sectors were Energy, Consumer Durables and Utilities while the bottom three sectors were Basic Materials, Real Estate and Consumer Services. One of the top contributors was WPX Energy (+99%), an exploration and production company with exposure to the Bakken, Permian, and San Juan shales. During the third quarter the company increased production growth targets, improving the outlook for the coming quarters. Another winner was RV manufacturer Thor Industries (+103%). Strong industry fundamentals and a growing backlog drove the stock higher. Another top contributor was Hancock Holding (+107%), a community bank with exposure along the Gulf Coast. Improving energy prices and a steepening yield curve boosted the stock. On the negative side was Retail REIT Kite Realty (-12%) which underperformed due to investor concerns surrounding softness in brick-and-mortar retail. We continue to hold Kite due to a strong management team and discounted valuation. Another detractor was TrueBlue (-22%), a blue collar staffing company, which declined due to weakening fundamentals. We sold this stock due to poor management execution and an uncertain outlook. One of the detractors in the Consumer Services sector was ServiceMaster (+5%). The company was impacted by lower-than-expected organic growth in its pest division. We continue to like the stock given its defensive nature, strong free cash flows, and reasonable valuation.
At DGHM a key part of our strategy is conducting intensive fundamental research to build an attractive portfolio of high quality small cap stocks, one stock at a time. We strive to construct a portfolio with the ideal trade-off between low valuation, high profitability and financial strength. As the following table demonstrates, the collective effort of our nine sector specialists produced a portfolio with most characteristics superior to those of the benchmark.

DGHM V2000 SmallCap Value Fund As of February 28, 2017 (unaudited)

Portfolio Characteristics as of February 28, 2017

	V2000 SmallCap	Russell 2000®
Valuation	Value Fund	Value Index

EV/EBITDA(1)	11.0x	11.8x
Free Cash Flow Yield	5.1%	4.8%
Last 12 Months P/E	22.9x	25.3x
Dividend Yield	1.5%	1.3%

Profitability

EBITDA ROA (excludes cash)	15.4%	10.4%
5YR Avg EBITDA ROA (excludes cash)	16.0%	11.5%
EBITDA Margins	14.1%	12.7%
Last 12 Months ROE	8.3%	7.5%

Balance Sheet

Net Debt / Total Capital	26.4%	27.5%
EBITDA / Interest Expense	11.9x	6.6x

(1)
EV/EBITDA means Enterprise Value divided by Earnings Before Interest, Taxes, Depreciation and Amortization. Our definition of Enterprise Value is market capitalization plus debt plus other long-term liabilities minus cash.

We appreciate the opportunity to serve as your Fund’s investment advisor.
Best regards,
Peter Gulli, CFA
Senior Vice President
(630) 717-2720

DGHM V2000 SMALLCAP VALUE FUND Comparison of $10,000 Investment As of February 28, 2017 (unaudited)

		Investor Shares
		Average Annual Return
	Total Return		Since Inception
	One Year Ended	Five years ended	06/30/10 to
	2/28/17	2/28/17	02/28/17
DGHM V2000 SmallCap Value Fund:	31.30%	11.70%	12.55%
Russell 2000® Value Index:	41.29%	13.43%	14.24%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.
The above returns for the Investor Shares of the Fund assumes an initial investment of $10,000 at June 30, 2010 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 0.98%, excluding 12b-1 fees, for the period ending June 30, 2017. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM V2000 SMALLCAP VALUE FUND Comparison of $10,000 Investment As of February 28, 2017 (unaudited)
		Institutional Shares
		Average Annual Return
	Total Return		Since Inception
	One Year Ended	Five years ended	06/30/10 to
	2/28/17	2/28/17	02/28/17
DGHM V2000 SmallCap Value Fund:	31.97%	12.11%	13.03%
Russell 2000® Value Index:	41.29%	13.43%	14.24%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.
The above returns for the Institutional Shares of the Fund assumes an initial investment of $100,000 at June 30, 2010 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 0.98%, for the period ending June 30, 2017. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM V2000 SMALLCAP VALUE FUND Portfolio Holdings by Sector As of February 28, 2017 (unaudited)

DGHM V2000 SMALLCAP VALUE FUND Schedule of Investments As of February 28, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	96.52%
	BANKS	19.20%
45,863	Associated Banc-Corp.		$ 1,180,972
19,594	Capital Bank Financial Corp Class A		799,435
21,933	Community Trust Bancorp, Inc.		1,006,725
46,705	First Midwest Bancorp, Inc.		1,141,003
66,032	Fulton Financial Corp.		1,262,862
20,460	Greenhill & Co., Inc.		604,593
27,796	Hancock Holding Co.		1,318,920
69,844	Old National Bancorp		1,281,638
44,907	Provident Financial Services		1,192,281
31,650	Sandy Spring Bancorp, Inc.		1,362,849
15,731	WesBanco, Inc.		634,903
			11,786,181
	COMMERCIAL SERVICES	4.35%
47,095	Korn/Ferry International		1,455,706
30,516	ServiceMaster Global Holdings, Inc.*		1,215,452
			2,671,158
	COMPUTERS/SOFTWARE/DATA	2.08%
23,684	PTC Inc.*		1,276,331
	HEALTHCARE	5.60%
10,390	Analogic Corp.		855,616
33,071	Merit Medical Systems, Inc.*		1,018,587
10,115	Parexel International Corp.*		654,339
98,127	Syneron Medical Ltd.*		912,581
			3,441,123
	INSURANCE	8.00%
30,351	Employers Holdings, Inc.		1,141,198
15,415	First American Financial Corp.		602,264
24,861	Horace Mann Educators Corp.		1,041,676
80,650	Radian Group, Inc.		1,500,896
14,821	United Fire Group, Inc.		625,743
			4,911,777

DGHM V2000 SMALLCAP VALUE FUND Schedule of Investments As of February 28, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	INVESTMENT SERVICES	2.44%
67,960	Kennedy-Wilson Holdings, Inc.		$ 1,498,518
	MATERIALS	1.01%
18,425	PolyOne Corp.		620,554
	MEDIA	0.83%
94,616	Entravision Communications Class A		506,196
	MISCELLANEOUS MANUFACTURING	20.70%
15,630	Clearwater Paper Corp.*		869,028
35,454	Continental Building Products, Inc.*		866,850
36,499	Dean Foods Co.		665,742
12,695	EMCOR Group, Inc.		780,489
34,967	Global Brass & Copper Holdings, Inc.		1,176,640
11,147	IPG Photonics Corp.*		1,318,690
10,844	Kaiser Aluminum Corp.		854,832
28,424	Mueller Industries, Inc.		1,188,692
33,053	NetScout Systems, Inc.*		1,221,308
19,908	Nutraceutical International Corp.		670,900
41,769	Orion Engineered Carbons SA		868,795
78,243	Steelcase Inc. Class A		1,251,888
34,260	Teradyne, Inc.		974,354
			12,708,208
	OIL & GAS SERVICES	5.38%
12,530	Dril-Quip, Inc.*		768,715
155,432	Precision Drilling Corp.*		795,812
16,116	Vectren Corp.		908,137
64,594	WPX Energy, Inc.*		833,263
.			3,305,927
	REAL ESTATE INVESTMENT TRUSTS	9.00%
93,147	Brandywine Realty Trust		1,551,829
83,204	Colony NorthStar, Inc.		1,221,435
75,223	Cousins Properties, Inc.		643,157
56,146	Hersha Hospitality Trust Class A		1,095,408
44,826	Kite Realty Group		1,015,309
			5,527,138

DGHM V2000 SMALLCAP VALUE FUND Schedule of Investments As of February 28, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	RETAIL	7.57%
59,368	American Eagle Outfitters, Inc.		$ 940,983
15,881	Deckers Outdoor Corp.*		838,993
8,623	Dick’s Sporting Goods, Inc.		422,096
34,567	GameStop Corp.		844,818
32,813	Select Comfort Corp.*		770,777
13,854	Weis Markets, Inc.		831,240
			4,648,907
	TRANSPORTATION	4.47%
24,899	Knight Transportation, Inc.		814,197
12,619	Old Dominion Freight Line, Inc.*		1,157,919
6,946	Thor Industries, Inc.		769,756
			2,741,872
	UTILITIES	5.89%
15,104	Avista Corp.		602,196
12,930	El Paso Electric Co.		631,631
10,089	PDC Energy, Inc.*		681,915
16,820	Portland General Electric Co.		762,451
25,071	Quanta Services, Inc.*		935,650
			3,613,843
	TOTAL COMMON STOCKS
	(Cost: $49,563,394)	96.52%	59,257,733

	SHORT TERM INVESTMENTS	3.39%
2,082,996	Federated Treasury Obligation Fund 0.40%**
	(Cost: $2,082,996 )		2,082,996
	TOTAL INVESTMENTS	99.91%
	(Cost: $51,646,389)		61,340,729
	Other assets, net of liabilities	0.09%	53,096
	NET ASSETS	100.00%	$ 61,393,825

*	Non-income producing
**	Effective 7 day yield as of February 28, 2017
See Notes to Financial Statements

DGHM MicroCap Value Fund As of February 28, 2017
For the fiscal year ended February 28, 2017, the DGHM MicroCap Value Fund’s Institutional Class shares returned 34.90%*. These returns are based on performance after fees and expenses. The Fund’s benchmark indexes, Russell 2000® Value Index and Russell Microcap® Value Index, returned 41.29% and 42.18%, respectively, during this time period.
Sectors that had a positive impact on performance were Energy, Utilities and Healthcare. Energy was led by Gastar Exploration (+168%). Utilities were led by California Water Service Group (+52%). Finally, Healthcare was driven by LHC Group (+36%) which had solid results during the year. We continue to hold California Water Service Group and LHC Group, but we sold Gastar due to a full valuation.
Sectors that had a negative impact on performance were Capital Goods, Technology and Real Estate. The Capital Goods sector was negatively impacted by Handy & Harman (-11%), a mini-industrial conglomerate. Technology was negatively impacted by SolarEdge Technologies (-22%). Real Estate sector was negatively impacted by Resource Capital (-13%) which is a mortgage Real Estate Investment Trust (“REIT”). We have sold Resource Capital and SolarEdge but have retained Handy & Harman. Cash was also a drag on the portfolio for the year.
Best wishes,
Donald S. Porter, CFA
Senior Vice President
(212) 557-8889

*	See Financial Highlights for the return of the Fund for the period June 1, 2016 through February 28, 2017.

DGHM MICROCAP VALUE FUND Comparison of $10,000 Investment As of February 28, 2017 (unaudited)

		Investor Shares
		Average Annual Return
	Total Return		Since Inception
	One Year Ended	Five years ended	02/28/07* to
	2/28/17*	2/28/17*	02/28/17
DGHM MicroCap Value Fund:	34.46%	15.83%	6.84%
Russell 2000® Value Index:	41.29%	13.43%	6.31%
Russel Microcap® Value Index:	42.18%	14.42%	5.13%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.
*
DGHM MicroCap, G.P., a privately offered fund managed by the MicroCap Fund’s portfolio managers (the “Predecessor Fund”), was reorganized into the MicroCap Fund and the MicroCap Fund commenced operations on July 11, 2016 subsequent to the transfer of assets by the Predecessor Fund. The Predecessor Fund commenced operations on December 18, 1991 and had an investment objective, strategies, guidelines and restrictions that were in all material respects, the same as those of the MicroCap Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the MicroCap Fund. The MicroCap Fund’s performance for periods prior to the commencement of operations on July 11, 2016 is that of the privately offered fund (net of actual fees and expenses charged to the privately offered fund).

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.
The Russell Microcap® Value Index measures the performance of micro-cap value segment of the U.S. equity universe. A capitalization weighted index of 2,000 small cap and micro cap stocks that captures the smallest 1,000 companies in the Russell 2000, plus 1,000 smaller U.S.-based listed stocks. The broad index is designed to present an unbiased collection of the smallest tradable securities that still meet exchange listing requirements, so over-the-counter (OTC) stocks and pink sheet securities are excluded.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM MICROCAP VALUE FUND Comparison of $10,000 Investment As of February 28, 2017 (unaudited)
		Institutional Shares
		Average Annual Return
	Total Return		Since Inception
	One Year Ended	Five years ended	02/28/07* to
	2/28/17*	2/28/17*	02/28/17
DGHM MicroCap Value Fund:	34.90%	16.13%	7.11%
Russell 2000® Value Index:	41.29%	13.43%	6.31%
Russell Microcap® Value Index:	42.18%	14.42%	5.13%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.
*
DGHM MicroCap, G.P., a privately offered fund managed by the MicroCap Fund’s portfolio managers (the “Predecessor Fund”), was reorganized into the MicroCap Fund and the MicroCap Fund commenced operations on June 1, 2016 subsequent to the transfer of assets by the Predecessor Fund. The Predecessor Fund commenced operations on December 18, 1991 and had an investment objective, strategies, guidelines and restrictions that were in all material respects, the same as those of the MicroCap Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the MicroCap Fund. The MicroCap Fund’s performance for periods prior to the commencement of operations on June 1, 2016 is that of the privately offered fund (net of actual fees and expenses charged to the privately offered fund).

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.
The Russell Microcap® Value Index measures the performance of micro-cap value segment of the U.S. equity universe. A capitalization weighted index of 2,000 small cap and micro cap stocks that captures the smallest 1,000 companies in the Russell 2000, plus 1,000 smaller U.S.-based listed stocks. The broad index is designed to present an unbiased collection of the smallest tradable securities that still meet exchange listing requirements, so over-the-counter (OTC) stocks and pink sheet securities are excluded.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM MICROCAP VALUE FUND Portfolio Holdings by Sector As of February 28, 2017 (unaudited)

DGHM MICROCAP VALUE FUND Schedule of Investments As of February 28, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	92.62%
	BANKS	17.50%
17,188	BankFinancial Corp.		$ 255,586
38,132	Cascade Bancorp*		314,589
12,416	CoBiz Financial Inc.		211,693
12,008	First Bancorp		360,840
12,358	First Community Bancshares, Inc.		333,913
10,718	HomeTrust Bancshares Inc.*		257,232
13,127	MainSource Financial Group, Inc.		449,600
8,267	National Bankshares, Inc.		313,319
7,833	Northrim BanCorp, Inc.		228,332
8,691	Pacific Continental Corp.		218,579
29,133	Park Sterling Corp.		345,517
8,242	Sandy Spring Bancorp, Inc.		354,900
15,152	Southwest Bancorp, Inc.		403,801
			4,047,901
	CAPITAL GOODS	11.16%
17,859	Continental Building Products, Inc.*		436,652
23,807	Fly Leasing Ltd. ADR*		320,680
9,031	Hurco Companies, Inc.		248,352
51,857	Huttig Building Products, Inc.*		345,368
8,513	Preformed Line Products Co.		391,768
43,399	Sterling Construction Co., Inc.*		390,157
36,986	Transcat, Inc.*		447,531
			2,580,508
	COMMERCIAL & PROFESSIONAL SERVICES	4.68%
30,700	CBIZ, Inc.*		408,310
6,358	ICF International, Inc.*		273,076
12,441	SP Plus Corp.*		401,222
			1,082,608
	CONSUMER DISCRETIONARY	1.76%
16,655	Francescas Holdings Corp.*		282,635
3,530	Johnson Outdoors Inc Class A		123,833
			406,468

DGHM MICROCAP VALUE FUND Schedule of Investments As of February 28, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	CONSUMER DURABLES & APPAREL	1.05%
2,033	Cavco Industries, Inc.*		$ 242,435
	CONSUMER SERVICES	6.58%
21,044	Ark Restaurants Corp.		536,622
744	Biglari Holdings, Inc.*		319,496
13,085	Collectors Universe, Inc.		306,189
11,500	The Marcus Corp.		358,800
			1,521,107
	DIVERSIFIED FINANCIALS	1.75%
17,034	Marlin Business Services Corp.		405,409
	ENERGY	5.11%
59,220	Newpark Resources, Inc.*		455,994
28,755	Ring Energy, Inc.*		355,412
44,326	Tesco Corp.*		370,122
			1,181,528
	FINANCIALS	6.15%
13,016	EMC Insurance Group, Inc.		361,845
13,034	Employers Holdings, Inc.		490,079
6,118	Stewart Information Services Corp.		271,700
29,701	Western New England Bancorp, Inc.		298,495
			1,422,119
	HEALTHCARE	4.61%
6,299	Almost Family, Inc.*		312,745
22,291	Cutera, Inc.*		454,737
6,240	LHC Group Inc.*		299,645
			1,067,127
	HOUSEHOLD	2.71%
18,617	Nutraceutical International Corp.		627,393
	MATERIALS	6.96%
3,342	Chase Corp.		305,626
19,589	Core Molding Technologies, Inc.*		317,146
14,011	Handy & Harman Ltd.*		334,162
4,339	Neenah Paper, Inc.		317,832
4,394	United States Lime & Minerals, Inc.		334,647
			1,609,413

DGHM MICROCAP VALUE FUND Schedule of Investments As of February 28, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	REAL ESTATE INVESTMENT TRUSTS	8.27%
9,491	Agree Realty Corp.		$ 471,039
41,949	CatchMark Timber Trust, Inc.		453,049
79,377	FelCor Lodging Trust Inc.		575,483
26,415	Ramco-Gershenson Properties Trust		413,659
			1,913,230
	SEMICONDUCTORS	3.49%
25,167	Kulicke and Soffa Industries, Inc.*		515,168
13,545	Rudolph Technologies, Inc.*		291,218
			806,386
	SOFTWARE & SERVICES	4.42%
30,906	American Software, Inc. Class A		319,568
43,360	ARI Network Services, Inc.*		221,570
32,524	NCI, Inc.*		481,355
			1,022,493
	TRANSPORTATION	1.75%
16,531	Marten Transport, Ltd.		405,836
	UTILITIES	4.67%
8,836	Artesian Resources Corp. Class A		291,146
10,828	California Water Service Group		397,929
14,806	RGC Resources, Inc.		390,582
			1,079,657
	TOTAL COMMON STOCKS
	(Cost: $17,775,919)	92.62%	21,421,618

DGHM MICROCAP VALUE FUND Schedule of Investments As of February 28, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	SHORT TERM INVESTMENTS	7.15%
1,653,327	Federated Treasury Obligation Fund 0.40%**
	(Cost: $1,653,327)		$ 1,653,327
	TOTAL INVESTMENTS	99.77%
	(Cost: $19,429,246)		23,074,945
	Other assets, net of liabilities	0.23%	53,684
	NET ASSETS	100.00%	$ 23,128,629

*	Non-income producing
**	Effective 7 day yield as of February 28, 2017
ADR – Security represented is held by the custodian bank in the form of American Depositary Receipts.
See Notes to Financial Statement

DGHM FUNDS Statements of Assets & Liabilities February 28, 2017

		DGHM V2000	DGHM
	DGHM All-Cap	SmallCap	MicroCap
	Value Fund	Value Fund	Value Fund

ASSETS
Investments at value (identified cost of $12,058,976
$51,646,389 and $19,429,246 respectively) (Note 1)	$15,152,076	$61,340,729	$23,074,945
Receivable for investments sold	67,037	223,223	104,145
Receivable for capital stock sold	5,009	15,003	15,000
Dividends and interest receivable	23,642	35,189	9,187
Due from advisor	856	—	—
Prepaid expenses	18,096	17,886	7,491
TOTAL ASSETS	15,266,716	61,632,030	23,210,768
LIABILITIES
Payable for capital stock purchased	1,300	45,234	—
Payable for securities purchased	32,612	164,945	64,642
Accrued investment advisory fees	—	22,160	15,056
Accrued 12b-1 fees	4,704	133	48
Accrued administration, transfer agent and accounting fees	1,793	3,600	1,832
Accrued professional fees	12,500	—	—
Due to custodian	—	2,133	—
Other accrued expenses	629	—	561
TOTAL LIABILITIES	53,538	238,205	82,139
NET ASSETS	$15,213,178	$61,393,825	$23,128,629
Net Assets Consist of:
Paid-in-capital	$11,607,488	$51,729,997	$19,131,473
Accumulated net investment income (loss)	—	—	(1,798)
Accumulated net realized gain (loss) on investments	512,590	(30,512)	353,255
Net unrealized appreciation (depreciation)
Net unrealized appreciation (depreciation) of investments	3,093,100	9,694,340	3,645,699
Net Assets	$15,213,178	$61,393,825	$23,128,629
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Investor Class
Net Assets	$8,874,599	$602,479	$197,738
Shares Outstanding (unlimited number of shares
Shares Outstanding (unlimited number of shares authorized without par value)	1,011,327	47,774	16,187
Net Asset Value and Offering Price Per Share	$8.78	$12.61	$12.22
Redemption Price Per Share	$8.78	$12.61	$12.10	(b)
Class C(a)
Net Assets	$2,393,355	N/A	N/A
Shares Outstanding (unlimited number of shares
Shares Outstanding (unlimited number of shares authorized without par value)	298,501	N/A	N/A
Net Asset Value, Offering and Redemption Price
Per Share	$8.02	N/A	N/A
Institutional Class
Net Assets	$3,945,224	$60,791,346	$22,930,891
Shares Outstanding (unlimited number of shares
Shares Outstanding (unlimited number of shares authorized without par value)	448,667	4,524,832	1,879,935
Net Asset Value and Offering Price Per Share	$8.79	$13.44	$12.20
Redemption Price Per Share	$8.79	$13.44	$12.08	(b)

(a)	May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)
(b)	Certain redemptions made within 60 days of purchase may include a redemption fee
See Notes to Financial Statements

DGHM FUNDS Statements of Operations February 28, 2017

		DGHM V2000	DGHM
	DGHM All-Cap	SmallCap	MicroCap
	Value Fund	Value Fund	Value Fund
	For the	For the	For the
	year ended	year ended	period
	February 28,	February 28,	June 1, 2016* to
	2017	2017	February 28, 2017
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $2,196, $2,867 and $-, repectively)	$337,313	$708,969	$219,421
Interest	721	4,533	2,364
Total investment income	338,034	713,502	221,785

EXPENSES
Investment advisory fees (Note 2)	103,033	345,875	149,354
12b-1 fees (Note 2)
Investor Class	23,336	1,084	112
Class C	24,394	—	—
Recordkeeping and administrative services (Note 2)	15,851	30,049	11,033
Accounting fees (Note 2)	15,000	18,291	10,790
Custodian fees	8,098	12,039	5,507
Transfer agent fees (Note 2)
Investor Class	10,710	220	24
Class C	2,830	—	—
Institutional Class	4,617	21,169	9,674
Professional fees	31,984	37,221	14,144
Filing and registration fees	26,308	23,000	5,002
Trustee fees	3,496	5,393	1,802
Compliance fees	7,661	11,075	4,763
Shareholder reports
Investor Class	3,279	81	203
Class C	735	—	—
Institutional Class	821	5,111	7,665
Shareholder servicing (Note 2)
Investor Class	13,235	628	43
Class C	1,309	—	—
Institutional Class	3,229	22,948	3,466
Insurance	2,762	2,778	2,713
Other	12,417	18,226	9,587
Total expenses	315,105	555,188	235,882
Advisory fee waivers and reimbursed expenses (Note 2)	(75,542)	(129,670)	(58,013)
Net Expenses	239,563	425,518	177,869
Net investment income (loss)	98,471	287,984	43,916
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	2,699,433	677,097	374,253
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,861,261	10,538,612	3,645,699
Net realized and unrealized gain (loss) on investments	4,560,694	11,215,709	4,019,952
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$4,659,165	$11,503,693	$4,063,868

*	Inception date
See Notes to Financial Statements

DGHM FUNDS Statements of Changes in Net Assets

	DGHM All-Cap
	Value Fund
	For the	For the
	Year ended	Year ended
	February 28,	February 29,
	2017	2016
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$98,471	$204,501
Net realized gain (loss) on investments	2,699,433	7,655,114
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,861,261	(13,365,958)
Increase (decrease) in net assets from operations	4,659,165	(5,506,343)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	(175,119)	—
Class C ***	(39,675)	—
Institutional Class	(106,635)	—
Net realized gain
Investor Class	(424,637)	(4,539,770)
Class C ***	(124,700)	(1,135,543)
Institutional Class	(201,647)	(3,127,162)
Decrease in net assets from distributions	(1,072,413)	(8,802,475)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	1,174,404	1,121,074
Class C ***	45,098	28,232
Institutional Class	990,072	937,356
Distributions reinvested
Investor Class	531,502	3,927,566
Class C ***	156,211	1,077,565
Institutional Class	303,728	3,060,021
Shares redeemed
Investor Class	(5,202,071)	(11,318,379)
Class C ***	(1,064,782)	(2,359,578)
Institutional Class	(5,575,315)	(15,814,737)
Increase (decrease) in net assets from capital stock transactions	(8,641,153)	(19,340,880)
NET ASSETS
Increase (decrease) during period	(5,054,401)	(33,649,698)
Beginning of period	20,267,579	53,917,277
End of period**	$15,213,178	$20,267,579
**Includes undistributed net investment income (loss) of:	$—	$204,501

*	Inception date
***	Class C shares are only applicable to the DGHM All-Cap Fund
See Notes to Financial Statements

DGHM FUNDS Statements of Changes in Net Assets (Continued)

	DGHM V2000		DGHM MicroCap
	SmallCap Value Fund		Value Fund
	For the	For the	For the period
	Year ended	Year ended	June 1, 2016* to
	February 28,	February 29,	February 28,
	2017	2016	2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$287,984	$118,107	$43,916
Net realized gain (loss) on investments	677,097	(300,065)	374,253
Net increase (decrease) in unrealized appreciation (depreciation) of investments	10,538,612	(2,111,463)	3,645,699
Increase (decrease) in net assets from operations	11,503,693	(2,293,421)	4,063,868
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	(2,725)	—	—
Class C ***	—	—	—
Institutional Class	(328,834)	(89,245)	(66,712)
Net realized gain
Investor Class	—	—	—
Class C ***	—	—	—
Institutional Class	—	—	—
Decrease in net assets from distributions	(331,559)	(89,245)	(66,712)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	446,137	26,000	189,243
Class C ***	—	—	—
Institutional Class	33,740,528	13,750,087	18,998,785
Distributions reinvested
Investor Class	2,497	—	—
Class C ***	—	—	—
Institutional Class	304,568	65,938	66,183
Shares redeemed
Investor Class	(185,250)	(129,089)	—
Class C ***	—	—	—
Institutional Class	(5,998,431)	(3,324,487)	(122,738)
Increase (decrease) in net assets from capital
stock transactions	28,310,049	10,388,449	19,131,473
NET ASSETS
Increase (decrease) during period	39,482,183	8,005,783	23,128,629
Beginning of period	21,911,642	13,905,859	—
End of period**	$61,393,825	$21,911,642	$23,128,629
**Includes undistributed net investment income (loss) of:	$—	$24,936	$(1,798)

*	Inception date
***	Class C shares are only applicable to the DGHM All-Cap Fund
See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND Financial Highlights Selected per Share Data for a Share Outstanding Throughout each Period

		Investor Class Shares
			Year ended February 28,
	Year ended	Year ended
	February 28,	February 29,
	2017	2016	2015	2014	2013

Net asset value, beginning of year	$7.13	$12.42	$13.64	$11.79	$11.13

Investment activities
Net investment income (loss)(A)	0.05	0.05	0.03	0.02	0.09
Net realized and unrealized gain (loss) on investments	2.22	(1.75)	1.20	3.21	0.84
Total from investment activities	2.27	(1.70)	1.23	3.23	0.93
Distributions
Net investment income	(0.18)	—	(0.16)	—	(0.16)
Net realized gain	(0.44)	(3.59)	(2.29)	(1.38)	(0.11)
Total distributions	(0.62)	(3.59)	(2.45)	(1.38)	(0.27)
Net asset value, end of year	$8.78	$7.13	$12.42	$13.64	$11.79
Total Return	31.94%	(15.65%)	9.64%	27.91%	8.59%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.97%	1.71%	1.50%	1.60%	1.45%
Expenses, net of management fee waivers	1.52%	1.71%	1.50%	1.60%	1.45%
Net investment income (loss)	0.62%	0.46%	0.21%	0.17%	0.86%
Portfolio turnover rate	55.80%	49.92%	37.91%	40.36%	60.57%
Net assets, end of year (000’s)	$8,875	$10,298	$23,787	$31,893	$30,165

(A) Per share amounts calculated using the average number of shares outstanding throughout the year.
See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND Financial Highlights (Continued) Selected per Share Data for a Share Outstanding Throughout each Period

Class C Shares
Year ended February 28,
Year ended	Year ended
February 28,	February 29,
2017	2016	2015	2014	2013

Net asset value, beginning of year	$6.56	$11.82	$13.11	$11.47	$10.87

Investment activities
Net investment income (loss)(A)	—	(B)	(0.02)	(0.07)	(0.07)	0.01
Net realized and unrealized gain
(loss) on investments	2.04	(1.65)	1.16	3.09	0.83
Total from investment activities	2.04	(1.67)	1.09	3.02	0.84

Distributions
Net investment income	(0.14)	—	(0.09)	—	(0.13)
Net realized gain	(0.44)	(3.59)	(2.29)	(1.38)	(0.11)
Total distributions	(0.58)	(3.59)	(2.38)	(1.38)	(0.24)

Net asset value, end of year	$8.02	$6.56	$11.82	$13.11	$11.47

Total Return	31.17%	(16.24%)	8.91%	26.83%	7.88%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.63%	2.38%	2.21%	2.34%	2.20%
Expenses, net of management
fee waivers	2.13%	2.38%	2.21%	2.34%	2.20%
Net investment income (loss)	0.01%	(0.21%)	(0.50%)	(0.57%)	0.12%
Portfolio turnover rate	55.80%	49.92%	37.91%	40.36%	60.57%
Net assets, end of year (000’s)	$2,393	$2,740	$5,859	$5,606	$5,111

(A)	Per share amounts calculated using the average number of shares outstanding throughout the year.
(B)	Less than $0.01 per share

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND Financial Highlights (Continued) Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class Shares
			Year ended February 28,
	Year ended	Year ended
	February 28,	February 29,
	2017	2016	2015	2014	2013

Net asset value, beginning of year	$7.15	$12.40	$13.62	$11.75	$11.13

Investment activities
Net investment income (loss)(A)	0.08	0.10	0.07	0.07	0.13
Net realized and unrealized gain
(loss) on investments	2.23	(1.76)	1.20	3.18	0.85
Total from investment activities	2.31	(1.66)	1.27	3.25	0.98

Distributions
Net investment income	(0.23)	—	(0.20)	—	(0.25)
Net realized gain	(0.44)	(3.59)	(2.29)	(1.38)	(0.11)
Total distributions	(0.67)	(3.59)	(2.49)	(1.38)	(0.36)

Net asset value, end of year	$8.79	$7.15	$12.40	$13.62	$11.75

Total Return	32.44%	(15.31%)	10.00%	28.18%	9.03%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.64%	1.30%	1.19%	1.27%	1.12%
Expenses, net of management
fee waivers	1.13%	1.30%	1.19%	1.27%	1.12%
Net investment income (loss)	1.00%	0.87%	0.51%	0.50%	1.20%
Portfolio turnover rate	55.80%	49.92%	37.91%	40.36%	60.57%
Net assets, end of year (000’s)	$3,945	$7,229	$24,271	$29,085	$26,509

(A) Per share amounts calculated using the average number of shares outstanding throughout the year.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND Financial Highlights Selected per Share Data for a Share Outstanding Throughout each Period

Investor Class Shares
Year ended February 28,
Year ended	Year ended
February 28,	February 29,
2017	2016	2015	2014	2013

Net asset value, beginning of year	$9.65	$10.80	$10.38	$8.65	$7.75

Investment activities
Net investment income (loss)(A)	0.03	0.03	—	(B)	0.03	0.12
Net realized and unrealized gain
(loss) on investments	2.99	(1.18)	0.43	2.13	0.94
Total from investment activities	3.02	(1.15)	0.43	2.16	1.06

Distributions
Net investment income	(0.06)	—	—	(0.32)	(0.04)
Net realized gains	—	—	(0.01)	(0.11)	(0.12)
Total distributions	(0.06)	—	(0.01)	(0.43)	(0.16)

Net asset value, end of year	$12.61	$9.65	$10.80	$10.38	$8.65

Total Return	31.30%	(10.65%)	4.14%	25.12%	13.77%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.63%	2.18%	2.28%	7.59%	21.40%
Expenses, net of legal and compliance
fees waivers before management
fee waivers	1.63%	2.18%	2.28%	6.77%	16.87%
Expenses, net of all waivers	1.40%	1.40%	1.40%	1.53%	1.90%
Net investment income (loss)	0.25%	0.32%	0.03%	0.26%	1.45%
Portfolio turnover rate	36.01%	38.37%	54.06%	41.45%	118.00%
Net assets, end of year (000’s)	$602	$225	$357	$318	$238

(A)	Per share amounts calculated using the average number of shares outstanding throughout the year.
(B)	Less than $0.01 per share.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND Financial Highlights (Continued) Selected per Share Data for a Share Outstanding Throughout each Period

		Institutional Class Shares
			Year ended February 28,
	Year ended	Year ended
	February 28,	February 29,
	2017	2016	2015	2014	2013

Net asset value, beginning of year	$10.24	$11.48	$11.02	$8.88	$8.01

Investment activities
Net investment income (loss)(A)	0.08	0.08	0.05	0.08	0.14
Net realized and unrealized gain
(loss) on investments	3.19	(1.27)	0.47	2.17	0.98
Total from investment activities	3.27	(1.19)	0.52	2.25	1.12

Distributions
Net investment income	(0.07)	(0.05)	(0.05)	—	(0.13)
Net realized gains	—	—	(0.01)	(0.11)	(0.12)
Total distributions	(0.07)	(0.05)	(0.06)	(0.11)	(0.25)

Net asset value, end of year	$13.44	$10.24	$11.48	$11.02	$8.88

Total Return	31.97%	(10.38%)	4.75%	25.33%	14.08%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.28%	1.70%	1.68%	4.62%	19.45%
Expenses, net of legal and compliance
fees waivers before management
fee waivers	1.28%	1.70%	1.68%	3.80%	14.92%
Expenses, net of all waivers	0.98%	0.98%	0.98%	1.01%	1.65%
Net investment income (loss)	0.67%	0.74%	0.45%	0.78%	1.70%
Portfolio turnover rate	36.01%	38.37%	54.06%	41.45%	118.00%
Net assets, end of year (000’s)	$60,791	$21,687	$13,549	$7,265	$191

(A) Per share amounts calculated using the average number of shares outstanding throughout the year.

See Notes to Financial Statements

DGHM MICROCAP VALUE FUND Financial Highlights Selected per Share Data for a Share Outstanding Throughout each Period

	Investor Class
	Period
	July 11, 2016(B) to
	February 28, 2017

Net asset value, beginning of period	$10.41

Investment activities
Net investment income (loss) (A)	—	(C)
Net realized and unrealized gain (loss) on investments	1.81

Total from investment activities	1.81

Net asset value, end of period	$12.22

Total Return	17.39	%**

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.29	%*
Expenses, net of management fee waivers	1.50	%*
Net investment income (loss)	(0.05	%)*
Portfolio turnover rate	34.16	%**
Net assets, end of period (000’s)	$198

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Inception date
(C)	Less than $0.01 per share
*	Annualized
**	Not Annualized
See Notes to Financial Statements

DGHM MICROCAP VALUE FUND Financial Highlights (Continued) Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class
	Period
	June 1, 2016(B) to
	February 28, 2017

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(A)	0.02
Net realized and unrealized gain (loss) on investments	2.22

Total from investment activities	2.24

Distributions
Net investment income	(0.04)

Total distributions	(0.04)

Net asset value, end of period	$12.20

Total Return	22.36	%**

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.58	%*
Expenses, net of management fee waivers	1.19	%*
Net investment income (loss)	0.29	%*
Portfolio turnover rate	34.16	%**
Net assets, end of period (000’s)	$22,931

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Inception date
*	Annualized
**	Not Annualized
See Notes to Financial Statements

DGHM FUNDS Notes to Financial Statements February 28, 2017
Note 1 – Organization and Significant Accounting Policies
The DGHM All-Cap Value Fund, the DGHM V2000 SmallCap Value Fund, and the DGHM MicroCap Value Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. On October 23, 2013, the DGHM All-Cap Value Fund (“All-Cap Fund”) and DGHM V2000 SmallCap Value Fund (“SmallCap Fund”) were reorganized from the DGHM Investment Trust into the World Funds Trust. The All-Cap Fund and SmallCap Fund commenced operations on June 20, 2007 and June 30, 2010, respectively. DGHM MicroCap, G.P., a privately offered fund, was reorganized into the DGHM MicroCap Value Fund (“MicroCap Fund”) and commenced operations on June 1, 2016 subsequent to the tax-free transfer of assets by DGHM MicroCap, G.P.
The investment objective of each of the Funds is to provide long-term capital appreciation.
The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
Security Valuation
The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at amortized cost which approximates the fair market value. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market

DGHM FUNDS Notes to Financial Statements February 28, 2017 — Continued)
quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.
In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments, based on the three levels defined above, as of February 28, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
All-Cap Fund
Common Stocks	$14,795,575	$—	$—	$14,795,575
Short Term Investments	356,501	—	—	356,501

	$15,152,076	$—	$—	$15,152,076

DGHM FUNDS Notes to Financial Statements February 28, 2017 — (Continued)

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
SmallCap Fund
Common Stocks	$59,257,733	$—	$—	$59,257,733
Short Term Investments	2,082,996	—	—	2,082,996
	$61,340,729	$—	$—	$61,340,729
MicroCap Fund
Common Stocks	$21,421,618	$—	$—	$21,421,618
Short Term Investments	1,653,327	—	—	1,653,327
	$23,074,945	$—	$—	$23,074,945

Refer to the Funds’ Schedules of Investments for listings of securities by security type and category.
There were no transfers into or out of any levels during the year ended February 28, 2017 for All-Cap Fund and SmallCap Fund and during the period of June 1, 2016 to February 28, 2017 for MicroCap Fund. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the year ended February 28, 2017 for All-Cap Fund and SmallCap Fund and during the period June 1, 2016 to February 28, 2017 for MicroCap Fund.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. The Funds may invest in real estate investment trusts (REITs) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Interest income is recorded on an accrual basis. Discount on premiums are accreted or amortized to interest income using the effective interest method.
Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market interest rate.

DGHM FUNDS Notes to Financial Statements February 28, 2017 — (Continued)

Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of February 28, 2017, such reclassifications increased paid-in capital by $750,000 and accumulated undistributed net investment loss by $18,457 and decreased accumulated net capital gain (loss) by $768,457 for the All-Cap Fund, reduced accumulated net capital gain (loss) and increased accumulated undistributed net investment loss by $18,639 for the SmallCap Fund, and reduced accumulated net capital gain (loss) and increased accumulated undistributed net investment loss by $20,998 for the MicroCap Fund. These reclassifications were primarily due to distribution re-designations and deemed distributions.

Class Net Asset Values and Expenses
The All-Cap Fund and the SmallCap Fund can each offer three classes of shares: Investor Class Shares, Class C Shares and Institutional Class Shares. The MicroCap Fund offers two classes of shares: Investor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing

DGHM FUNDS Notes to Financial Statements February 28, 2017 — (Continued)
distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C Shares may be subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust, First Dominion Capital Corp (“FDCC”). Class C Shares automatically convert into Investor Class Shares after seven years. As of February 28, 2017, there were no Class C Shares of the SmallCap Fund outstanding. The MicroCap Fund paid a portion of the expenses incurred related to the reorganization, offering, and initial registrations of the Fund.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Related Parties
Pursuant to Investment Advisory Agreements, Dalton, Greiner, Hartman, & Maher, LLC (the “Advisor”) provides investment advisory services for an annual fee on the average daily net assets of the Funds.
The Advisor received, waived and reimbursed expenses for the year ended February 28, 2017 for All-Cap Fund and SmallCap Fund and during the period June 1, 2016 to February 28, 2017 for MicroCap Fund as follows:

		Management	Management	Expenses
Fund	Fee	Fee Earned	Fee Waived	Reimbursed
All-Cap	0.65%	$103,033	$75,542	$—
SmallCap	0.80%	345,875	129,670	—
MicroCap	1.00%	149,354	58,013	—

The Advisor has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) to not more than 1.50% for the period

DGHM FUNDS Notes to Financial Statements February 28, 2017 — (Continued)
March 1, 2016 through March 21, 2016 and to not more than 1.10% for the period March 22, 2016 through February 28, 2017, 0.98% and 1.19% of the average daily net assets of the All-Cap Fund, the SmallCap Fund, and the MicroCap Fund, respectively, through June 30, 2017. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed during the three previous fiscal years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
The total amount of recoverable reimbursements for the Funds as of February 28, 2017, and expiration dates are as follows:
Fund	Recoverable Reimbursements and Expiration Dates
	2018	2019	2020	Total
All-Cap	$—	$—	$75,542	$75,542
SmallCap	85,335	116,195	129,670	331,200
MicroCap	—	—	58,013	58,013
The Funds have adopted plans of distribution in accordance with Rule 12b-1 with regard to the Funds’ Investor Classes and Class C Shares under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.
Additionally, the Funds have adopted a shareholder servicing plan for their Institutional Class, Investor Class, and Class C shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. For the year ended February 28, 2017 for All-Cap and SmallCap and during the period June 1, 2016 to February 28, 2017 for MicroCap, the following fees under the Plans were incurred:

DGHM FUNDS Notes to Financial Statements February 28, 2017 — (Continued)

Fund	Class	Type of Plan	Fees Incurred
All-Cap	Investor	12b-1	$ 23,336
All-Cap	Investor	Shareholder servicing	13,235
All-Cap	C	12b-1	24,394
All-Cap	C	Shareholder servicing	1,309
All Cap	Institutional	Shareholder servicing	3,229
SmallCap	Investor	12b-1	1,084
SmallCap	Investor	Shareholder servicing	628
SmallCap	Institutional	Shareholder servicing	22,948
MicroCap	Investor	12b-1	112
MicroCap	Investor	Shareholder servicing	43
MicroCap	Institutional	Shareholder servicing	3,466

FDCC acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the period ended February 28, 2017, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the period ended February 28, 2017 FDCC received no CDSC fees.
Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended February 28, 2017 for All-Cap Fund and SmallCap Fund and during the period June 1, 2016 to February 28, 2017 for MicroCap Fund, the following fees were earned:

		Transfer	Fund
Fund	Administration	Agent	Accounting
All-Cap Fund	$15,851	$18,157	$15,000
SmallCap Fund	30,049	21,389	18,291
MicroCap Fund	11,033	9,698	10,790

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended February 28, 2017 for All-Cap Fund and

DGHM FUNDS Notes to Financial Statements February 28, 2017 — (Continued)
SmallCap Fund and during the period June 1, 2016 to February 28, 2017 for MicroCap Fund, were as follows:

Fund	Purchases	Sales
All-Cap	$8,765,108	$18,482,902
SmallCap	42,096,910	14,754,896
MicroCap	23,850,385	6,420,613

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
The tax character of distributions during the year ended February 28, 2017 and February 29, 2016 for All-Cap Fund and SmallCap Fund and during the period June 1, 2016 to February 28, 2017 for MicroCap Fund was as follows:
	All-Cap Fund
	Year ended	Year ended
	February 28, 2017	February 29, 2016
Distributions paid from:
Ordinary income	$302,972	$—
Capital gains	769,441	8,802,475
	$1,072,413	$8,802,475

	SmallCap Fund
	Year ended	Year ended
	February 28, 2017	February 29, 2016
Distributions paid from:
Ordinary income	$312,920	$89,245
	18,639	—
	$331,559	$89,245

MicroCap Fund
Period of June 1, 2016 to
February 28, 2017
Distributions paid from:
Ordinary income	$66,712
$66,712

DGHM FUNDS Notes to Financial Statements February 28, 2017 — (Continued)
As of February 28, 2017, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	All-Cap	SmallCap	MicroCap
	Fund	Fund	Fund
Accumulated net investment income	$—	$—	$354,522
Accumulated net realized gain (loss)	856,160	202,239	3,291
Accumulated other	—	—	(1,798)
Net unrealized appreciation (depreciation)
on investments	2,749,530	9,461,589	3,641,141
Total	$3,605,690	$9,663,828	$3,997,156

For tax purposes, MicroCap has a current year late year loss of $1,798. These losses will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, March 1, 2017. During the year ended February 28, 2017, SmallCap utilized $345,147 of capital loss carryforwards.
The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sales.
Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
All-Cap	$12,402,548	$3,290,388	$(540,858)	$2,749,530
SmallCap	51,879,140	10,255,671	(794,082)	9,461,589
MicroCap	19,433,804	3,783,561	(142,420)	3,641,141

Note 5 – Capital Stock Transactions
Shares of beneficial interest transactions for the Funds were:

		All-Cap Fund
	Year ended February 28, 2017
	Investor Class	Class C	Institutional Class
Shares sold	142,128	6,140	123,272
Shares reinvested	61,516	19,773	35,113
Shares redeemed	(636,645)	(144,917)	(720,494)
Net increase
(decrease)	(433,001)	(119,004)	(562,109)

DGHM FUNDS Notes to Financial Statements February 28, 2017 — (Continued)

	All-Cap Fund
	Year ended February 29, 2016
	Investor Class	Class C	Institutional Class
Shares sold	103,172	2,721	79,641
Shares reinvested	513,407	152,846	399,480
Shares redeemed	(1,087,507)	(233,902)	(1,425,854)
Net increase
(decrease)	(470,928)	(78,335)	(946,733)

	SmallCap Fund
	Year ended February 28, 2017
	Investor Class	Institutional Class
Shares sold	40,278	2,876,342
Shares reinvested	197	22,644
Shares redeemed	(15,993)	(491,355)
Net increase (decrease)	24,482	2,407,631

	SmallCap Fund
	Year ended February 29, 2016
	Investor Class	Institutional Class
Shares sold	2,567	1,243,150
Shares reinvested	—	6,038
Shares redeemed	(12,281)	(312,741)
Net increase (decrease)	(9,714)	936,447

	MicroCap Fund
	Period June 1, 2016	Period July 11, 2016
	to February 28, 2017	to February 28, 2017
	Institutional Class	Investor Class
Shares sold	1,885,611	16,187
Shares reinvested	5,501	—
Shares redeemed	(11,177)	—
Net increase (decrease)	1,879,935	16,187

Note 6 – New Accounting Pronouncement

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

DGHM FUNDS Notes to Financial Statements February 28, 2017 — (Continued)
Note 7 – Subsequent Events
Subsequent to the end of the fiscal year for the Funds, the Trust, on behalf of the MicroCap Fund, entered into a Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the MicroCap Fund, a line of credit facility under which the Bank may make loans to the MicroCap Fund from time to time. The Agreement provides a line of credit in an amount of up to $1,500,000 (the “Committed Amount”) for the MicroCap Fund. The Agreement further limits the MicroCap Fund to any borrowings under the Agreement for daily cash needs as a temporary measure for extraordinary or emergency purposes, or for the clearance of transactions, including, without limitation, the payment of redemption orders. The terms of the Agreement provide for an up-front 0.10% closing fee. Any principal balance outstanding bears interest at the Federal Funds Rate and any amounts not drawn will be assessed unused fees at the rate of 0.25%. Management has evaluated subsequent events through the issuance of these financial statements and has not noted no such events other than the Agreement noted above.

DGHM FUNDS Report of Independent Registered Public Accounting Firm February 28, 2017
To the Shareholders of DGHM All-Cap Value Fund, DGHM V2000 SmallCap Value Fund, and DGHM MicroCap Value Fund and Board of Trustees of World Funds Trust
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DGHM All-Cap Value Fund, DGHM V2000 SmallCap Value Fund, and DGHM MicroCap Value Fund (the “Funds”), each a series of World Funds Trust, as of February 28, 2017, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DGHM All-Cap Value Fund, DGHM V2000 SmallCap Value Fund, and DGHM MicroCap Value Fund as of February 28, 2017, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
COHEN & COMPANY, LTD.
Cleveland, Ohio
April 28, 2017

Supplemental Information World Funds Trust (The “Trust”) February 28, 2017 (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

Non-Interested Trustees

Number
		Term of		of Funds
	Position(s)	Office and	Principal	in Fund	Other
Name,	Held	Length of	Occupation(s)	Complex	Directorships
Address and	With the	Time	During the	Overseen	Held by
Birth Year	Trust	Served	Past Five Years	by Trustee	Trustee

David J. Urban	Trustee	Indefinite,	Dean, Jones College of	49	None
8730 Stony Point Pkwy		Since	Business, Middle Tennessee
Suite 205		June 2010	State University since
Richmond, VA 23235			July 2013; Virginia
Birth Year: 1955			Commonwealth University,
Professor of Marketing
from 1989 to 2013.

Mary Lou H. Ivey	Trustee	Indefinite,	Accountant, Harris,	49	None
8730 Stony Point Pkwy		Since	Hardy & Johnstone, P.C.,
Suite 205		June 2010	accounting firm,
Richmond, VA 23235			since 2008.
Birth Year : 1958

Theo H. Pitt, Jr.	Trustee	Indefinite;	Senior Partner, Community	49	Independent Trustee
8730 Stony Point Pkwy		Since	Financial Institutions		of Gardner Lewis
Suite 205		August 2013	Consulting (bank consulting)		Investment Trust for
Richmond, VA 23235			since 1997 to present.		the one series of that
Birth Year : 1936					trust; Leeward
Investment Trust for
the one series of that
trust; Hillman
Capital Management
Investment Trust for
the one series of that
trust; and Starboard
Investment Trust for
the 17 series of that
trust; (all registered
investment
companies).

Supplemental Information World Funds Trust (The “Trust”) February 28, 2017 (unaudited) (Continued)

Officers Who are not Trustees

Number
		Term of		of Funds
	Position(s)	Office and	Principal	in Fund	Other
Name,	Held	Length of	Occupation(s)	Complex	Directorships
Address and	With the	Time	During the	Overseen	Held by
Birth Year	Trust	Served	Past Five Years	by Trustee	Trustee

John Pasco III	President	Indefinite,	President, Treasurer and	N/A	N/A
8730 Stony Point Pkwy	and	Since	Director of Commonwealth
Suite 205	Principal	June 2010	Fund Services, Inc., the
Richmond, VA 23235	Executive		Trust’s Administrator,
Birth Year: 1945	Officer		Transfer Agent, Disbursing
Agent, and Accounting
Services Agent since 1993;
and President and Director of
First Dominion Capital Corp.,
the Trust’s underwriter. Mr. Pasco
is a certified public accountant.

Karen M. Shupe	Treasurer	Indefinite,	Managing Director of Fund	N/A	N/A
8730 Stony Point Pkwy	and	Since	Operations, Commonwealth
Suite 205	Principal	June 2008	Fund Services, Inc.,
Richmond, VA 23235	Financial		2003-present.
Birth Year: 1964	Officer

David Bogaert	Vice	Indefinite,	Managing Director of	N/A	N/A
8730 Stony Point Pkwy	President	Since	Business Development,
Suite 205		November	Commonwealth Fund
Richmond, VA 23235		2013	Services, Inc., October
Birth Year: 1963			2013 – present; Senior
Vice President of Business
Development and other
positions for Huntington
Asset Services, Inc. from
1986 to 2013.

Ann T. MacDonald	Assistant	Indefinite,	Director, Fund Administration	N/A	N/A
8730 Stony Point Pkwy	Treasurer	Since	and Fund Accounting,
Suite 205		November	Commonwealth Fund
Richmond, VA 23235		2015	Services, Inc., 2003 – present.
Birth Year: 1954

John H. Lively	Secretary	Indefinite,	Attorney, The Law Offices of	N/A	N/A
8730 Stony Point Pkwy		Since	John H. Lively & Associates,
Suite 205		November	Inc. (law firm), March 2010
Richmond, VA 23235		2013	to present.
Birth Year: 1969

Supplemental Information World Funds Trust (The “Trust”) February 28, 2017 (unaudited) (Continued)

Officers Who are not Trustees (continued)

Number
		Term of		of Funds
	Position(s)	Office and	Principal	in Fund	Other
Name,	Held	Length of	Occupation(s)	Complex	Directorships
Address and	With the	Time	During the	Overseen	Held by
Birth Year	Trust	Served	Past Five Years	by Trustee	Trustee

Holly B. Giangiulio	Assistant	Indefinite,	Managing Director,	N/A	N/A
8730 Stony Point Pkwy	Secretary	Since	Corporate Operations,
Suite 205		May 2015	Commonwealth Fund
Richmond, VA 23235			Services, Inc., January
Birth Year: 1962			2015-present, Corporate
Accounting and HR Manager
from 2010 to 2015.

Julian G. Winters	Chief	Indefinite,	Managing Member of	N/A	N/A
8730 Stony Point Pkwy	Compliance	Since	Watermark Solutions, LLC
Suite 205	Officer	August 2013	(investment compliance
Richmond, VA 23235			and consulting) since
Birth Year: 1968			March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DGHM FUNDS Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares in DGHM All-Cap Value Fund) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the DGHM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2016, and held for the six months ended February 28, 2017.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DGHM FUNDS Fund Expenses (unaudited) (Continued)

	Beginning Account Value	Ending Account Value (2/28/17)	Annualized Expense Ratio	Expenses Paid During Period Ended* 2/28/17
All-Cap
Investor Class Actual	$1,000.00	$1,112.00	1.50%	$ 7.85
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$ 7.50
Institutional Class Actual	$1,000.00	$1,190.20	1.10%	$ 5.97
Institutional Class Hypothetical**	$1,000.00	$1,019.50	1.10%	$ 5.51
Class C Actual	$1,000.00	$1,108.90	2.10%	$10.98
Class C Hypothetical**	$1,000.00	$1,014.50	2.10%	$10.49
SmallCap
Investor Class Actual	$1,000.00	$1,128.30	1.40%	$ 7.39
Investor Class Hypothetical**	$1,000.00	$1,018.00	1.40%	$ 7.00
Institutional Class Actual	$1,000.00	$1,131.80	0.98%	$ 5.18
Institutional Class Hypothetical**	$1,000.00	$1,020.10	0.98%	$ 4.91
MicroCap
Investor Class Actual	$1,000.00	$1,155.00	1.50%	$ 8.01
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$ 7.50
Institutional Class Actual	$1,000.00	$1,156.50	1.19%	$ 6.36
Institutional Class Hypothetical**	$1,000.00	$1,019.05	1.19%	$ 5.96

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days for All-Cap Fund, SmallCap Fund, and Micro-Cap Fund in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses

This report and the financial statements contained herein are submitted for the general information of the shareholders of the All-Cap Fund, the SmallCap Fund and the MicroCap Fund (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.
Distributor: First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, Phone 1-800-776-5459.
Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investments in the Funds are subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Funds’ prospectus.
The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain actual performance data regarding the Funds, including performance data current to the Funds’ most recent month-end, please call 1-800-673-0550.
An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. Copies of the prospectus are available by calling Commonwealth Fund Services at 1-800-653-2839. The prospectus should be read carefully before investing.
Stated performance in the Funds was achieved at some or all points during the period by Dalton, Greiner, Hartman, Maher & Co., LLC, (“DGHM”), the investment advisor to the Funds. DGHM waived or reimbursed part of the DGHM All-Cap Value Fund’s, DGHM V2000 SmallCap Value Fund’s and DGHM MicroCap Value Fund’s total expenses. Had DGHM not waived or reimbursed expenses of the Funds, the Funds’ performances would have been lower.
This Annual Report was first distributed to shareholders on or about April 28, 2017.
For more information on your DGHM All-Cap Value Fund, your DGHM V2000 SmallCap Value Fund or your DGHM MicroCap Value Fund, see our website at www.dghm.com or call Commonwealth Fund Services, Inc. toll-free at 1-800-653-2839.

Investment Advisor:
Dalton, Greiner, Hartman, Maher & Co., LLC 565 Fifth Avenue, Suite 2101 New York, New York 10017-2413

Distributor:
First Dominion Capital Corp. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, Ohio 44115

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law Group™ 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235 (800) 673-0550 (Toll Free)

ITEM 2.       CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,500 for 2017 and $25,000 for 2016.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2016.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,500 for 2017 and $5,000 for 2016.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2017 and $0 for 2016.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the DGHM Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $0 for 2016.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.       SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.       CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.       EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: May 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: May 10, 2017

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: May 10, 2017

* Print the name and title of each signing officer under his or her signature.